Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
Compensation Actually Paid
The table below sets forth information concerning the “compensation actually paid,” as determined under SEC rules, to our principal executive officer and to our other NEOs (our
“Non-PEO
NEOs”) (on an average basis) compared to certain measures of company performance for the fiscal years ended December 2025, 2024, 2023, 2022, and 2021 (“PVP Table”):

Year	Summary Compensation Table Total for PEO #1	Summary Compensation Table Total for PEO #2 (1)	Compensation Actually Paid to PEO #1 (2)	Compensation Actually Paid to PEO #2 (1) (2)	Average Summary Compensation Table Total for Non-PEO NEOs (3)	Average Compensation Actually Paid to Non-PEO NEOs (2)(3)	Value of Initial Fixed $100 Investment Based On:		Company Net Income (Loss) (6)	Company Same-Store NOI Growth (7)
							Company Total Shareholder Return (4)	Peer Group Total Shareholder Return (4)(5)
2025	$4,846,581	N/A	$110,409	N/A	$1,719,763	$1,350,712	$92.60	$126.70	$(1,737,000)	0.6%
2024	$5,109,915	N/A	$5,155,302	N/A	$921,871	$925,922	$166.00	$123.90	$(5,887,000)	-1.7%
2023	$4,742,747	N/A	$6,123,197	N/A	$809,895	$943,121	$167.90	$118.10	$11,646,760	3.1%
2022	$3,499,872	N/A	$3,797,556	N/A	$766,787	$797,477	$160.50	$106.00	$21,669,452	16.5%
2021	$3,454,270	$536,443	$5,390,178	$831,624	$688,610	$884,798	$152.90	$141.30	$(19,564,718)	24.5%

(1)
For the fiscal year ended December 31, 2021, Michael S. McClure (our “PEO #2”) was our principal executive officer until April 15, 2021, at which time H. Michael Schwartz (our “PEO #1”) became our principal executive officer.

(2)	See tables below for the calculation of Compensation Actually Paid for each year presented.
(3)	For the fiscal years ended December 31, 2025, 2024, 2023, 2022, and 2021 our Non-PEO NEOs consisted of: James Barry, Joe Robinson, Wayne Johnson, and Michael Terjung.
(4)
Total Shareholder Return and Peer Group Total Shareholder Return assume $100 invested on December 31, 2020, including reinvestment of dividends. Reflected in the Total Shareholder Return is the change in price from previously-declared Net Asset Values to the publicly-traded price following the company’s listing on the New York Stock Exchange.

(5)	The Peer Group referenced for Peer Group Total Shareholder Return consists of the FTSE Nareit All Equity Index.
(6)	Net Income (Loss) represents the net income or loss generated in each calendar year for the Company and all of its consolidated subsidiaries, calculated in accordance with GAAP.
(7)
We have identified Same-Store NOI Growth as our most important financial measure used by us to link compensation paid to our NEOs to company performance. Same-Store NOI is a non-GAAP
measure. See Appendix A for a reconciliation to the most directly comparable GAAP financial measure.

Calculation of Compensation Actually Paid:

	2025
	PEO #1	Average for Non-PEO NEOs
Summary Compensation Table Total	$4,846,581	$1,719,763
Deduction for amounts reported in “Stock Awards” column of the Summary Compensation Table	$(3,800,000)	$(1,222,239)
Increase for fair value of awards granted during year presented that remain unvested as of year end presented	$1,877,934	$1,083,826
Increase for fair value of awards granted during year presented that vested during the year presented	$377,839	$35,552
Decrease for change in fair value from prior year-end presented to year-end presented of awards granted prior to year presented that were outstanding and unvested as of year-end presented	$(2,493,172)	$(229,535)
Decrease for change in fair value from prior year-end presented to vesting date of awards granted prior to year presented that vested during year presented	$(930,828)	$(93,158)
Deduction of fair value of awards granted prior to year presented that were forfeited during year presented	$—	$—
Increase based upon incremental fair value of awards modified during year presented	$—	$—
Increase based on dividends or other earnings paid during year presented, prior to vesting date of award	$232,055	$56,503

Compensation Actually Paid	$110,409	$1,350,712

	2024
	PEO #1	Average for Non-PEO NEOs
Summary Compensation Table Total	$5,109,915	$921,871
Deduction for amounts reported in “Stock Awards” column of the Summary Compensation Table	$(3,800,000)	$(357,500)
Increase for fair value of awards granted during year presented that remain unvested as of year end presented	$3,182,193	$299,385
Increase for fair value of awards granted during year presented that vested during the year presented	$640,259	$60,236
Decrease for change in fair value from prior year-end presented to year-end presented of awards granted prior to year presented that were outstanding and unvested as of year-end presented	$(178,414)	$(17,090)
Decrease for change in fair value from prior year-end presented to vesting date of awards granted prior to year presented that vested during year presented	$(79,091)	$(7,706)
Deduction of fair value of awards granted prior to year presented that were forfeited during year presented	$—	$—
Increase based upon incremental fair value of awards modified during year presented	$—	$—
Increase based on dividends or other earnings paid during year presented, prior to vesting date of award	$280,440	$26,726

Compensation Actually Paid	$5,155,302	$925,922

	2023
	PEO #1	Average for Non-PEO NEOs
Summary Compensation Table Total	$4,742,747	$809,895
Deduction for amounts reported in “Stock Awards” column of the Summary Compensation Table	$(3,800,000)	$(343,750)
Increase for fair value of awards granted during year presented that remain unvested as of year end presented	$3,409,691	$308,451
Increase for fair value of awards granted during year presented that vested during the year presented	$686,034	$62,061
Increase for change in fair value from prior year-end presented to year-end presented of awards granted prior to year presented that were outstanding and unvested as of year-end presented	$809,195	$79,121
Increase for change in fair value from prior year-end presented to vesting date of awards granted prior to year presented that vested during year presented	$30,184	$3,358
Deduction of fair value of awards granted prior to year presented that were forfeited during year presented	$—	$—
Increase based upon incremental fair value of awards modified during year presented	$—	$—
Increase based on dividends or other earnings paid during year presented, prior to vesting date of award	$245,346	$23,985

Compensation Actually Paid	$6,123,197	$943,121

	2022
	PEO #1	Average for Non-PEO NEOs
Summary Compensation Table Total	$3,499,872	$766,787
Deduction for amounts reported in “Stock Awards” column of the Summary Compensation Table	$(1,900,000)	$(212,500)
Increase for fair value of awards granted during year presented that remain unvested as of year end presented	$1,557,805	$174,228
Increase for fair value of awards granted during year presented that vested during the year presented	$359,494	$40,207
Increase for change in fair value from prior year-end presented to year-end presented of awards granted prior to year presented that were outstanding and unvested as of year-end presented	$29,782	$3,049
Increase for change in fair value from prior year-end presented to vesting date of awards granted prior to year presented that vested during year presented	$20,469	$2,027
Deduction of fair value of awards granted prior to year presented that were forfeited during year presented	$—	$—
Increase based upon incremental fair value of awards modified during year presented	$—	$—
Increase based on dividends or other earnings paid during year presented, prior to vesting date of award	$230,134	$23,679

Compensation Actually Paid	$3,797,556	$797,477

	2021
	PEO #1	PEO #2	Average for Non-PEO NEOs
Summary Compensation Table Total	$3,454,270	$536,443	$688,610
Deduction for amounts reported in “Stock Awards” column of the Summary Compensation Table	$(1,850,000)	$—	$(177,500)
Increase for fair value of awards granted during year presented that remain unvested as of year end presented	$2,291,862	$—	$219,895
Increase for fair value of awards granted during year presented that vested during the year presented	$528,891	$—	$50,745
Increase for change in fair value from prior year-end presented to year-end presented of awards granted prior to year presented that were outstanding and unvested as of year-end presented	$676,181	$314,251	$72,481
Increase for change in fair value from prior year-end presented to vesting date of awards granted prior to year presented that vested during year presented	$107,776	$56,044	$12,394
Deduction of fair value of awards granted prior to year presented that were forfeited during year presented	$—	$119,179	$—
Increase based upon incremental fair value of awards modified during year presented	$—	$—	$—
Increase based on dividends or other earnings paid during year presented, prior to vesting date of award	$181,198	$44,065	$18,173

Compensation Actually Paid	$5,390,178	$831,624	$884,798

Company Selected Measure Name	Same-Store NOI Growth
Named Executive Officers, Footnote	For the fiscal years ended December 31, 2025, 2024, 2023, 2022, and 2021 our Non-PEO NEOs consisted of: James Barry, Joe Robinson, Wayne Johnson, and Michael Terjung.
Peer Group Issuers, Footnote	The Peer Group referenced for Peer Group Total Shareholder Return consists of the FTSE Nareit All Equity Index.
Adjustment To PEO Compensation, Footnote
Calculation of Compensation Actually Paid:

	2025
	PEO #1	Average for Non-PEO NEOs
Summary Compensation Table Total	$4,846,581	$1,719,763
Deduction for amounts reported in “Stock Awards” column of the Summary Compensation Table	$(3,800,000)	$(1,222,239)
Increase for fair value of awards granted during year presented that remain unvested as of year end presented	$1,877,934	$1,083,826
Increase for fair value of awards granted during year presented that vested during the year presented	$377,839	$35,552
Decrease for change in fair value from prior year-end presented to year-end presented of awards granted prior to year presented that were outstanding and unvested as of year-end presented	$(2,493,172)	$(229,535)
Decrease for change in fair value from prior year-end presented to vesting date of awards granted prior to year presented that vested during year presented	$(930,828)	$(93,158)
Deduction of fair value of awards granted prior to year presented that were forfeited during year presented	$—	$—
Increase based upon incremental fair value of awards modified during year presented	$—	$—
Increase based on dividends or other earnings paid during year presented, prior to vesting date of award	$232,055	$56,503

Compensation Actually Paid	$110,409	$1,350,712

	2024
	PEO #1	Average for Non-PEO NEOs
Summary Compensation Table Total	$5,109,915	$921,871
Deduction for amounts reported in “Stock Awards” column of the Summary Compensation Table	$(3,800,000)	$(357,500)
Increase for fair value of awards granted during year presented that remain unvested as of year end presented	$3,182,193	$299,385
Increase for fair value of awards granted during year presented that vested during the year presented	$640,259	$60,236
Decrease for change in fair value from prior year-end presented to year-end presented of awards granted prior to year presented that were outstanding and unvested as of year-end presented	$(178,414)	$(17,090)
Decrease for change in fair value from prior year-end presented to vesting date of awards granted prior to year presented that vested during year presented	$(79,091)	$(7,706)
Deduction of fair value of awards granted prior to year presented that were forfeited during year presented	$—	$—
Increase based upon incremental fair value of awards modified during year presented	$—	$—
Increase based on dividends or other earnings paid during year presented, prior to vesting date of award	$280,440	$26,726

Compensation Actually Paid	$5,155,302	$925,922

	2023
	PEO #1	Average for Non-PEO NEOs
Summary Compensation Table Total	$4,742,747	$809,895
Deduction for amounts reported in “Stock Awards” column of the Summary Compensation Table	$(3,800,000)	$(343,750)
Increase for fair value of awards granted during year presented that remain unvested as of year end presented	$3,409,691	$308,451
Increase for fair value of awards granted during year presented that vested during the year presented	$686,034	$62,061
Increase for change in fair value from prior year-end presented to year-end presented of awards granted prior to year presented that were outstanding and unvested as of year-end presented	$809,195	$79,121
Increase for change in fair value from prior year-end presented to vesting date of awards granted prior to year presented that vested during year presented	$30,184	$3,358
Deduction of fair value of awards granted prior to year presented that were forfeited during year presented	$—	$—
Increase based upon incremental fair value of awards modified during year presented	$—	$—
Increase based on dividends or other earnings paid during year presented, prior to vesting date of award	$245,346	$23,985

Compensation Actually Paid	$6,123,197	$943,121

	2022
	PEO #1	Average for Non-PEO NEOs
Summary Compensation Table Total	$3,499,872	$766,787
Deduction for amounts reported in “Stock Awards” column of the Summary Compensation Table	$(1,900,000)	$(212,500)
Increase for fair value of awards granted during year presented that remain unvested as of year end presented	$1,557,805	$174,228
Increase for fair value of awards granted during year presented that vested during the year presented	$359,494	$40,207
Increase for change in fair value from prior year-end presented to year-end presented of awards granted prior to year presented that were outstanding and unvested as of year-end presented	$29,782	$3,049
Increase for change in fair value from prior year-end presented to vesting date of awards granted prior to year presented that vested during year presented	$20,469	$2,027
Deduction of fair value of awards granted prior to year presented that were forfeited during year presented	$—	$—
Increase based upon incremental fair value of awards modified during year presented	$—	$—
Increase based on dividends or other earnings paid during year presented, prior to vesting date of award	$230,134	$23,679

Compensation Actually Paid	$3,797,556	$797,477

	2021
	PEO #1	PEO #2	Average for Non-PEO NEOs
Summary Compensation Table Total	$3,454,270	$536,443	$688,610
Deduction for amounts reported in “Stock Awards” column of the Summary Compensation Table	$(1,850,000)	$—	$(177,500)
Increase for fair value of awards granted during year presented that remain unvested as of year end presented	$2,291,862	$—	$219,895
Increase for fair value of awards granted during year presented that vested during the year presented	$528,891	$—	$50,745
Increase for change in fair value from prior year-end presented to year-end presented of awards granted prior to year presented that were outstanding and unvested as of year-end presented	$676,181	$314,251	$72,481
Increase for change in fair value from prior year-end presented to vesting date of awards granted prior to year presented that vested during year presented	$107,776	$56,044	$12,394
Deduction of fair value of awards granted prior to year presented that were forfeited during year presented	$—	$119,179	$—
Increase based upon incremental fair value of awards modified during year presented	$—	$—	$—
Increase based on dividends or other earnings paid during year presented, prior to vesting date of award	$181,198	$44,065	$18,173

Compensation Actually Paid	$5,390,178	$831,624	$884,798

Non-PEO NEO Average Total Compensation Amount	$ 1,719,763	$ 921,871	$ 809,895	$ 766,787	$ 688,610
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,350,712	925,922	943,121	797,477	884,798
Adjustment to Non-PEO NEO Compensation Footnote
Calculation of Compensation Actually Paid:

	2025
	PEO #1	Average for Non-PEO NEOs
Summary Compensation Table Total	$4,846,581	$1,719,763
Deduction for amounts reported in “Stock Awards” column of the Summary Compensation Table	$(3,800,000)	$(1,222,239)
Increase for fair value of awards granted during year presented that remain unvested as of year end presented	$1,877,934	$1,083,826
Increase for fair value of awards granted during year presented that vested during the year presented	$377,839	$35,552
Decrease for change in fair value from prior year-end presented to year-end presented of awards granted prior to year presented that were outstanding and unvested as of year-end presented	$(2,493,172)	$(229,535)
Decrease for change in fair value from prior year-end presented to vesting date of awards granted prior to year presented that vested during year presented	$(930,828)	$(93,158)
Deduction of fair value of awards granted prior to year presented that were forfeited during year presented	$—	$—
Increase based upon incremental fair value of awards modified during year presented	$—	$—
Increase based on dividends or other earnings paid during year presented, prior to vesting date of award	$232,055	$56,503

Compensation Actually Paid	$110,409	$1,350,712

	2024
	PEO #1	Average for Non-PEO NEOs
Summary Compensation Table Total	$5,109,915	$921,871
Deduction for amounts reported in “Stock Awards” column of the Summary Compensation Table	$(3,800,000)	$(357,500)
Increase for fair value of awards granted during year presented that remain unvested as of year end presented	$3,182,193	$299,385
Increase for fair value of awards granted during year presented that vested during the year presented	$640,259	$60,236
Decrease for change in fair value from prior year-end presented to year-end presented of awards granted prior to year presented that were outstanding and unvested as of year-end presented	$(178,414)	$(17,090)
Decrease for change in fair value from prior year-end presented to vesting date of awards granted prior to year presented that vested during year presented	$(79,091)	$(7,706)
Deduction of fair value of awards granted prior to year presented that were forfeited during year presented	$—	$—
Increase based upon incremental fair value of awards modified during year presented	$—	$—
Increase based on dividends or other earnings paid during year presented, prior to vesting date of award	$280,440	$26,726

Compensation Actually Paid	$5,155,302	$925,922

	2023
	PEO #1	Average for Non-PEO NEOs
Summary Compensation Table Total	$4,742,747	$809,895
Deduction for amounts reported in “Stock Awards” column of the Summary Compensation Table	$(3,800,000)	$(343,750)
Increase for fair value of awards granted during year presented that remain unvested as of year end presented	$3,409,691	$308,451
Increase for fair value of awards granted during year presented that vested during the year presented	$686,034	$62,061
Increase for change in fair value from prior year-end presented to year-end presented of awards granted prior to year presented that were outstanding and unvested as of year-end presented	$809,195	$79,121
Increase for change in fair value from prior year-end presented to vesting date of awards granted prior to year presented that vested during year presented	$30,184	$3,358
Deduction of fair value of awards granted prior to year presented that were forfeited during year presented	$—	$—
Increase based upon incremental fair value of awards modified during year presented	$—	$—
Increase based on dividends or other earnings paid during year presented, prior to vesting date of award	$245,346	$23,985

Compensation Actually Paid	$6,123,197	$943,121

	2022
	PEO #1	Average for Non-PEO NEOs
Summary Compensation Table Total	$3,499,872	$766,787
Deduction for amounts reported in “Stock Awards” column of the Summary Compensation Table	$(1,900,000)	$(212,500)
Increase for fair value of awards granted during year presented that remain unvested as of year end presented	$1,557,805	$174,228
Increase for fair value of awards granted during year presented that vested during the year presented	$359,494	$40,207
Increase for change in fair value from prior year-end presented to year-end presented of awards granted prior to year presented that were outstanding and unvested as of year-end presented	$29,782	$3,049
Increase for change in fair value from prior year-end presented to vesting date of awards granted prior to year presented that vested during year presented	$20,469	$2,027
Deduction of fair value of awards granted prior to year presented that were forfeited during year presented	$—	$—
Increase based upon incremental fair value of awards modified during year presented	$—	$—
Increase based on dividends or other earnings paid during year presented, prior to vesting date of award	$230,134	$23,679

Compensation Actually Paid	$3,797,556	$797,477

	2021
	PEO #1	PEO #2	Average for Non-PEO NEOs
Summary Compensation Table Total	$3,454,270	$536,443	$688,610
Deduction for amounts reported in “Stock Awards” column of the Summary Compensation Table	$(1,850,000)	$—	$(177,500)
Increase for fair value of awards granted during year presented that remain unvested as of year end presented	$2,291,862	$—	$219,895
Increase for fair value of awards granted during year presented that vested during the year presented	$528,891	$—	$50,745
Increase for change in fair value from prior year-end presented to year-end presented of awards granted prior to year presented that were outstanding and unvested as of year-end presented	$676,181	$314,251	$72,481
Increase for change in fair value from prior year-end presented to vesting date of awards granted prior to year presented that vested during year presented	$107,776	$56,044	$12,394
Deduction of fair value of awards granted prior to year presented that were forfeited during year presented	$—	$119,179	$—
Increase based upon incremental fair value of awards modified during year presented	$—	$—	$—
Increase based on dividends or other earnings paid during year presented, prior to vesting date of award	$181,198	$44,065	$18,173

Compensation Actually Paid	$5,390,178	$831,624	$884,798

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Relationship between Compensation Actually Paid and Company Performance Metrics
When determining the compensation of our executives, we consider certain financial and non-financial
metrics. The following is an unranked list of the most important financial and non-financial
measures we used to link “compensation actually paid” to our NEOs for the fiscal year ended December 31, 2024 to company performance:

•	Same-store revenue growth

•	Same-store NOI growth

•	FFO, as adjusted (per share)

•	G&A expense

Total Shareholder Return Amount	$ 92.6	166	167.9	160.5	152.9
Peer Group Total Shareholder Return Amount	126.7	123.9	118.1	106	141.3
Net Income (Loss)	$ (1,737,000)	$ (5,887,000)	$ 11,646,760	$ 21,669,452	$ (19,564,718)
Company Selected Measure Amount	0.006	(0.017)	0.031	0.165	0.245
Measure:: 1
Pay vs Performance Disclosure
Name	Same-store revenue growth
Measure:: 2
Pay vs Performance Disclosure
Name	Same-store NOI growth
Non-GAAP Measure Description	We have identified Same-Store NOI Growth as our most important financial measure used by us to link compensation paid to our NEOs to company performance. Same-Store NOI is a non-GAAP
	measure. See Appendix A for a reconciliation to the most directly comparable GAAP financial measure.
Measure:: 3
Pay vs Performance Disclosure
Name	FFO, as adjusted (per share)
Measure:: 4
Pay vs Performance Disclosure
Name	G&A expense
H. Michael Schwartz [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 4,846,581	$ 5,109,915	$ 4,742,747	$ 3,499,872	$ 3,454,270
PEO Actually Paid Compensation Amount	$ 110,409	5,155,302	6,123,197	3,797,556	5,390,178
PEO Name	H. Michael Schwartz
Michael S. McClure [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					536,443
PEO Actually Paid Compensation Amount					831,624
PEO Name	Michael S. McClure
PEO | H. Michael Schwartz [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,800,000)	(3,800,000)	(3,800,000)	(1,900,000)	(1,850,000)
PEO | H. Michael Schwartz [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,877,934	3,182,193	3,409,691	1,557,805	2,291,862
PEO | H. Michael Schwartz [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,493,172)	(178,414)	809,195	29,782	676,181
PEO | H. Michael Schwartz [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	377,839	640,259	686,034	359,494	528,891
PEO | H. Michael Schwartz [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(930,828)	(79,091)	30,184	20,469	107,776
PEO | H. Michael Schwartz [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | H. Michael Schwartz [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	232,055	280,440	245,346	230,134	181,198
PEO | H. Michael Schwartz [Member] | Incremental Fair Value of Awards Modified During Year Presented [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Michael S. McClure [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Michael S. McClure [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Michael S. McClure [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					314,251
PEO | Michael S. McClure [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Michael S. McClure [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					56,044
PEO | Michael S. McClure [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(119,179)
PEO | Michael S. McClure [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					44,065
PEO | Michael S. McClure [Member] | Incremental Fair Value of Awards Modified During Year Presented [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,222,239)	(357,500)	(343,750)	(212,500)	(177,500)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,083,826	299,385	308,451	174,228	219,895
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(229,535)	(17,090)	79,121	3,049	72,481
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	35,552	60,236	62,061	40,207	50,745
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(93,158)	(7,706)	3,358	2,027	12,394
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	56,503	26,726	23,985	23,679	18,173
Non-PEO NEO | Incremental Fair Value of Awards Modified During Year Presented [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0